Related Party Transactions - Shipbuilding and Site Supervision Services - Additional Information(Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) m³	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 m³
Related Party Transaction [Line Items]
Restructuring charges	$ 21,927	$ 0	$ 0
Volume of vessels (in cubic meter) | m³	174,000			174,000
LNG Carriers [Member]
Related Party Transaction [Line Items]
Volume of vessels (in cubic meter) | m³	174,000
Affiliated Entity [Member] | Management Service [Member]
Related Party Transaction [Line Items]
Revenue Not from Contract with Customer	$ 84,100	80,300	78,800
Bahrain LNG Joint Venture | Affiliated Entity [Member] | Management Service [Member]
Related Party Transaction [Line Items]
Revenue Not from Contract with Customer	$ 17,200	$ 20,800	$ 10,500